Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary Of Earnings Per Share

	Year ended December 31,
	2021	2020	2019
Numerator – Basic earnings per share (£’000s):
Profit/(loss) attributable to equity holders of the parent	12,725	(163,628)	(34,844)

Denominator – Basic earnings per share:
Weighted average number of ordinary shares	527,818,648	338,953,141	89,424,476
Profit/(loss) per share – basic (£)	0.02	(0.48)	(0.39)

Numerator – Diluted earnings per share (£’000s):
Profit/(loss) attributable to equity holders of the parent	12,725	(163,628)	(34,844)
Effect of dilutive ordinary shares	(38,523)	—	—
Numerator – Diluted earnings per share	(25,798)	(163,628)	(34,844)

Denominator – Diluted earnings per share:
Number of ordinary shares used for basic earnings per share	527,818,648	338,953,141	89,424,476
Weighted average effect of dilutive ordinary shares	27,457,163	—	—
Weighted average number of diluted ordinary shares outstanding	555,275,811	338,953,141	89,424,476
Loss per share – diluted (£)	(0.05)	(0.48)	(0.39)